UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BBIF Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$373,769,142
Total Investments (Cost - $373,769,142) – 98.8%	373,769,142
Other Assets Less Liabilities – 1.2%	4,583,083

Net Assets – 100.0%	$378,352,225

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $373,769,142 and 11.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BBIF TAX-EXEMPT FUND	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama – 2.9%
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, Series A, 0.16%, 7/02/12 (a)	$49,650	$49,650,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank LOC) (Federal Home Loan Bank LOC), 0.33%, 7/06/12 (a)	2,115	2,115,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank LOC), 0.19%, 7/06/12	5,400	5,400,000
Series B (Australia and New Zealand Bank LOC), 0.19%, 7/06/12	5,290	5,290,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (Citibank NA SBPA) (BHAC), 0.19%, 7/06/12 (a)(b)(c)	28,710	28,710,000

		91,165,000

Alaska – 0.8%
Alaska Housing Finance Corp., RB, FLOATS, VRDN, Series 3188 (Morgan Stanley Bank SBPA), 0.30%, 7/06/12 (a)(b)(c)	1,295	1,295,000
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.23%, 7/06/12 (a)	24,400	24,400,000

		25,695,000

Arizona – 1.7%
Maricopa County IDA Arizona, Refunding RB, VRDN, Villas Salonas Apartments, Series A, AMT (Fannie Mae), 0.20%, 7/06/12	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB, FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA SBPA) (Wells Fargo Bank NA Guaranty Agreement), 0.18%, 7/06/12 (a)(b)(c)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (a):
0.27%, 7/06/12	13,655	13,655,000
0.27%, 7/06/12	27,400	27,400,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.18%, 7/06/12	1,000	1,000,000

		53,695,000

	Par (000)	Value
Municipal Bonds

Arkansas – 0.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantor, State Street Bank & Trust Co. SBPA), 0.26%, 7/06/12 (a)	$3,200	$3,200,000

California – 3.5%
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.16%, 7/06/12 (a)	4,200	4,200,000
California School Cash Reserve Program Authority, RAN, Series P, 2.00%, 12/31/12	7,000	7,060,211
California School Cash Reserve Program Authority, RB, Series U, 2.00%, 12/31/12	9,000	9,068,153
California State Health Financing Authority, Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, Puttable Floats, PT-4726 (Bank of America SBPA), 0.26%, 7/06/12 (a)(b)(c)	14,120	14,120,000
Corona-Norca Unified School District, TRAN, 2.00%, 12/31/12	4,300	4,337,898
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series 445 (Deutsche Bank AG LOC) (FSA), 0.25%, 7/06/12 (a)(b)	12,415	12,415,000
Sacramento Unified School District, GO, TRAN, 2.00%, 10/01/12	6,000	6,023,348
Sacramento Unified School District, GO, Refunding, VRDN, Series 45C (Wells Fargo Bank NA SBPA) (AGM), 0.19%, 7/06/12 (a)(b)(c)	10,000	10,000,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank LOC), 0.17%, 7/06/12 (a)	7,056	7,056,000
San Juan Unified School District, GO, TRAN, 2.00%, 10/01/12	10,000	10,043,053
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-659 (Deutsche Bank AG LOC) (FSA), 0.23%, 7/06/12 (a)	10,255	10,255,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

California (concluded)
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, SPEARS, Series DB-632 (Deutsche Bank AG Guaranty Agreement, Deutsche Bank AG SBPA), 0.23%, 7/06/12 (a)(b)	$16,190	$16,190,000

		110,768,663

Colorado – 1.8%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA), 0.20%, 7/06/12 (a)	3,995	3,995,000
Colorado Housing & Finance Authority, Refunding RB, VRDN, M/F Project, Class I, Series A-1 (Federal Home Loan Bank SBPA), 0.21%, 7/06/12 (a)	9,180	9,180,000
County of Moffat Colorado, RB, VRDN (Wells Fargo Bank NA LOC), 0.17%, 7/06/12 (a)	16,355	16,355,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN (JPMorgan Chase Bank LOC), 0.22%, 7/06/12 (a)	3,400	3,400,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.17%, 7/06/12 (a)	22,955	22,955,000

		55,885,000

Connecticut – 1.5%
Connecticut Housing Finance Authority, RB, Mandatory Put Bonds (a):
Housing Mortgage Finance Program, Series G, 0.33%, 11/15/12	1,020	1,020,000
Sub-Series A-1, 0.30%, 7/25/12	10,500	10,500,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Series D-4 (Manufacturers & Traders LOC), 0.20%, 7/06/12	13,915	13,915,000
Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.19%, 7/02/12	16,535	16,535,000
Connecticut State Development Authority, RB, VRDN, AMT (Bank of Montreal LOC), 0.18%, 7/06/12 (a)	6,100	6,100,000

	Par (000)	Value
Municipal Bonds

Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, VRDN, Hotchkiss School, Series A (US Bank NA SBPA), 0.16%, 7/06/12 (a)	$1,000	$1,000,000

		49,070,000

District of Columbia – 0.5%
District of Columbia, GO, VRDN, FLOATS, Series 1920 (Wells Fargo Bank NA SBPA) (Wells Fargo Bank NA Guaranty Agreement), 0.18%, 7/06/12 (a)(c)	16,200	16,200,000

Florida – 5.4%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.16%, 7/06/12 (a)	5,400	5,400,000
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.36%, 7/06/12 (a)	8,005	8,005,000
Charlotte County, Refunding RB, VRDN, Series A (Bank of America NA SBPA) (AGM), 0.50%, 7/06/12 (a)	9,355	9,355,000
County of Palm Beach Florida, RB, VRDN, AMT, 0.18%, 7/06/12 (a)	1,700	1,700,000
County of St. John’s Florida, RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-486 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.25%, 7/06/12 (a)	9,840	9,840,000
Escambia County Health Facilities Authority, Refunding RB, VRDN, Azalea Trace, Inc., Series B (TD Bank NA LOC), 0.13%, 7/02/12 (a)	1,700	1,700,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.33%, 7/06/12 (a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA), 0.21%, 7/06/12 (a)(b)(c)	8,000	8,000,000
Florida State, Wells Fargo Stage Trust, GO, Refunding, VRDN, FLOATS, Series 28C (Wells Fargo Bank NA LOC), 0.19%, 7/06/12 (a)(b)(c)	7,200	7,200,000
Fort Pierce Redevelopment Agency, Eclipse Funding Trust, Tax Allocation Bonds, VRDN, Series 2006-0130, Solar Eclipse (US Bank NA LOC), 0.20%, 7/06/12 (a)(c)	3,870	3,870,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	2

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Florida (continued)
Hillsborough County Housing Finance Authority, HRB, VRDN, Brandon, Series A, AMT (Fannie Mae), 0.20%, 7/06/12 (a)	$5,340	$5,340,000
Jacksonville Economic Development Commission, Health Care Facility, Refunding RB, VRDN, Methodist Refunding Project (TD Bank NA LOC), 0.15%, 7/02/12 (a)	11,700	11,700,000
Jacksonville Electric Authority Florida, Refunding RB, VRDN, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.19%, 7/06/12 (a)	6,155	6,155,000
Jacksonville Electric Authority Florida, Water & Sewer System, Refunding RB, VRDN, FLOATS, Series 10C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	10,000	10,000,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae), 0.20%, 7/06/12 (a)	11,100	11,100,000
Miami-Dade County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-530 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.23%, 7/06/12 (a)(b)	15,990	15,990,000
Orange County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-553 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.28%, 7/06/12 (a)	5,675	5,675,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0145, Class A (Citibank NA SBPA) (BHAC), 0.19%, 7/06/12 (a)	11,300	11,300,000
Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.29%, 7/06/12 (a)	7,600	7,600,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University, Inc. (Bank of America NA LOC), 0.29%, 7/06/12 (a)	9,030	9,030,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.16%, 7/02/12 (a)	1,975	1,975,000

	Par (000)	Value
Municipal Bonds

Florida (concluded)
University of South Florida Research Foundation, Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC), 0.33%, 7/06/12 (a)	$6,400	$6,400,000
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-547 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.31%, 7/06/12 (a)	6,240	6,240,000

		170,275,000

Georgia – 0.9%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)	21,570	21,570,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.18%, 7/06/12 (a)	5,000	5,000,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC), 0.34%, 7/06/12 (a)	3,100	3,100,000

		29,670,000

Illinois – 5.5%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank International LOC), 0.27%, 7/06/12 (a)(b)(c)	11,175	11,175,000
Chicago Transit Authority, COP, ROCS, VRDN, Series II-R-11786 (Citibank NA SBPA) (AGC), 0.65%, 7/06/12 (a)(b)(c)	6,935	6,935,000
City of Chicago Illinois, RB, VRDN (a):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-502 (Deutsche Bank AG SBPA) (AGM), 0.23%, 7/06/12	40,700	40,700,000
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DBE-534 (Deutsche Bank AG SBPA), 0.23%, 7/06/12	2,205	2,205,000
City of Chicago Illinois O’Hare International Airport, Refunding RB, VRDN, Third Lien, Series D (Barclays Bank LOC), 0.17%, 7/06/12 (a)	7,000	7,000,000
City of Chicago Illinois, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 31C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	5,000	5,000,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	3

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Illinois (concluded)
Illinois Finance Authority, RB, VRDN (a):
ROCS RR II R-11624 (Citibank NA SBPA) (AGC), 0.43%, 7/06/12 (b)(c)	$16,100	$16,100,000
University of Chicago Medical Center, Series B (Wells Fargo Bank NA LOC), 0.16%, 7/02/12	10,500	10,500,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.19%, 7/06/12	27,000	27,000,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.18%, 7/06/12	3,150	3,150,000
Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.18%, 7/02/12	13,200	13,200,000
Illinois State Health Facilities Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.14%, 7/06/12 (a)	10,563	10,563,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 0.20%, 7/06/12 (a)	9,600	9,600,000
University of Illinois, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0124, Class A (Citibank NA SBPA) (NPFGC), 0.22%, 7/06/12 (a)	10,000	10,000,000

		173,128,000

Indiana – 1.1%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.28%, 7/06/12 (a)	4,400	4,400,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.28%, 7/06/12 (a)	3,555	3,555,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.18%, 7/02/12 (a)	3,000	3,000,000
Indianapolis Local Public Improvement Bond Bank, RB, ROCS, VRDN, Series II-R-11779 (Citibank NA SBPA) (AGC), 0.33%, 7/06/12 (a)(b)(c)	24,825	24,825,000

		35,780,000

Iowa – 2.7%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.33%, 7/06/12 (a)	3,110	3,110,000

	Par (000)	Value
Municipal Bonds

Iowa (concluded)
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.54%, 7/06/12 (a)	$75,000	$75,000,000
Iowa State Special Obligations, Barclays Capital Municipal Trust Receipts, RB, VRDN, FLOATS, Series 13B-C-D (Barclays Bank PLC Liquidity Facility), 0.20%, 7/06/12 (a)(b)(c)	6,200	6,200,000

		84,310,000

Kansas – 0.7%
City of Topeka, GO, Refunding, BAN, Series A, 1.25%, 10/01/12	14,000	14,032,254
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA) (Ginnie Mae), 0.24%, 7/06/12 (a)(b)	3,150	3,150,000
Kansas Development Finance Authority, Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, Puttable Floats, MT-768 (Bank of America SBPA) (NPFGC), 0.30%, 7/06/12 (a)(b)(c)	5,450	5,450,000

		22,632,254

Kentucky – 0.8%
County of Boyd Kentucky, RB, VRDN, Air Products & Chemicals Project, AMT, 0.18%, 7/06/12 (a)	3,775	3,775,000
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren County Community Hospital Corp. Project (Branch Banking & Trust SBPA) (AGC), 0.45%, 7/06/12 (a)	20,565	20,565,000

		24,340,000

Louisiana – 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.33%, 7/06/12 4,000		4,000,000
Go To The Show, Series A (First NBC Bank LOC) (Federal Home Loan Bank LOC), 0.19%, 7/06/12	5,305	5,305,000
Honeywell International, Inc. Project, AMT, 0.38%, 7/06/12 6,000		6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.31%, 7/06/12 (a)	7,500	7,500,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	4

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Louisiana (concluded)
Louisiana Public Facilities Authority, RB, VRDN (a):
Air Products & Chemicals Project, 0.14%, 7/06/12	$14,800	$14,800,000
Air Products & Chemicals Project, Series C, AMT, 0.15%, 7/02/12	19,100	19,100,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.33%, 7/06/12 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor Steel LLC Project, Series B-1 (Nucor Corp. Liquidity Facility), 0.18%, 7/06/12 (a)	16,800	16,800,000

		83,605,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority, Eclipse Funding Trust, RB, VRDN, Series 2007-0104, Solar Eclipse (US Bank NA LOC), 0.17%, 7/06/12 (a)(c)	3,155	3,155,000

Maryland – 2.4%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders LOC), 0.25%, 7/06/12 (a)	3,845	3,845,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.33%, 7/06/12 (a)(c)	1,558	1,558,000
Maryland EDC, RB, VRDN (Manufacturers & Traders LOC) (a):
Bakery de France Facility, AMT, 0.48%, 7/06/12	9,265	9,265,000
Garrett Community College Facility, 0.18%, 7/06/12	6,850	6,850,000
Linemark Printing Project, AMT, 0.38%, 7/06/12	3,405	3,405,000
Pharmaceutics International Inc., Series A, AMT, 0.33%, 7/06/12	3,585	3,585,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS RR II R-11594 (Citibank NA SBPA) (AGC), 0.38%, 7/06/12 (a)(b)(c)	25,125	25,125,000

	Par (000)	Value
Municipal Bonds

Maryland (concluded)
Prince George’s County Maryland, Refunding RB, Collington Episcopal Life Care Community, Inc., Series B (LaSalle Bank NA LOC), 0.29%, 7/06/12 (a)	$23,310	$23,310,000

		76,943,000

Massachusetts – 2.4%
City of Haverhill, GO, Refunding, BAN, 1.50%, 3/01/13	5,728	5,764,561
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.30%, 7/02/12	14,955	14,955,000
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (US Bank NA SBPA), 0.16%, 7/02/12	4,200	4,200,000
Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA), 0.18%, 7/02/12	11,280	11,280,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Window, Senior Series A, 0.27%, 7/06/12 (a)	3,500	3,500,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	4,745	4,745,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Children’s Hospital, Series N-4 (JPMorgan Chase Bank LOC), 0.18%, 7/02/12	20,700	20,700,000
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.18%, 7/06/12	1,000	1,000,000
Massachusetts State Transportation Fund, Wells Fargo Stage Trust, RB, VRDN, FLOATS, Series 30C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	8,170	8,170,000
University of Massachusetts Building Authority, Refunding RB, VRDN, Window, Senior Series 2, 0.27%, 7/06/12 (a)	3,265	3,265,000

		77,579,561

MASTER TAX EXEMPT LLC	JUNE 30, 2012	5

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Michigan – 4.9%
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4240 (Deutsche Bank AG SBPA) (BHAC), 0.43%, 7/06/12 (a)(b)	$7,775	$7,775,000
Eastern Michigan University, Refunding RB, VRDN, General, Series B (JPMorgan Chase Bank NA LOC), 0.16%, 7/02/12 (a)	8,200	8,200,000
Grand Valley State University, Refunding RB, VRDN, Board of Trustees, General, Series B (US Bank NA LOC), 0.16%, 7/06/12 (a)	1,000	1,000,000
Holt Public Schools, GO, Refunding, VRDN (Landsbank Hessen-Thuringen SBPA) (Q-SBLF), 0.26%, 7/06/12 (a)	7,190	7,190,000
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, VRDN, FLOATS, Series 71C (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty Agreement), 0.19%, 7/06/12 (b)	3,500	3,500,000
Michigan Finance Authority, RB, SAN, Series C-2 (JPMorgan Chase Bank NA LOC), 2.00%, 8/20/12	40,000	40,095,143
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.19%, 7/06/12 (a)	1,900	1,900,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.22%, 7/06/12 (a)	10,000	10,000,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.15%, 7/06/12 (a)	15,355	15,355,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 7/06/12 (a)(c)	38,545	38,545,000
Michigan State Hospital Finance Authority, RB, VRDN, Window, Ascension Health Senior Credit, 0.27%, 7/06/12 (a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.27%, 7/06/12 (a)	3,700	3,700,000

	Par (000)	Value
Municipal Bonds

Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.16%, 7/02/12	$3,200	$3,200,000
Limited Obligation, Lanse Warden, AMT, (Standard Charter LOC), 0.65%, 7/06/12	7,300	7,300,000
Limited Obligation, MANS LLC Project, AMT, (Comerica Bank LOC), 0.28%, 7/06/12	4,600	4,600,000

		155,825,143

Minnesota – 0.3%
Minneapolis & St. Paul Housing & Redevelopment Authority, Refunding RB, VRDN, Health Care Facilities Children’s, Series B (US Bank NA SBPA) (AGM), 0.19%, 7/02/12 (a)	6,400	6,400,000
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.18%, 7/06/12 (a)(b)(c)	4,200	4,200,000

		10,600,000

Mississippi – 1.6%
Jackson County, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.16%, 7/02/12 (a)	27,110	27,110,000
Mississippi Business Finance Corp., RB, VRDN (a):
Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series A, 0.14%, 7/02/12	12,600	12,600,000
Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series G, 0.14%, 7/02/12	4,000	4,000,000
Mississippi Business Finance Corp., Refunding RB, VRDN, Series A (Regions Bank LOC) (Federal Home Loan Bank LOC), 0.18%, 7/06/12 (a)	6,900	6,900,000

		50,610,000

Missouri – 1.2%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Bank LOC), 0.18%, 7/06/12 (a)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.30%, 7/02/12 (a)	14,790	14,790,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	6

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
Ascension Health Senior Credit, Series C-1, 0.16%, 7/06/12	$4,000	$4,000,000
BJC Health System, Series B (US Bank NA SBPA), 0.16%, 7/02/12	11,100	11,100,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.33%, 7/06/12 (a)	6,000	6,000,000

		39,190,000

Nebraska – 1.8%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Facility), 0.27%, 7/06/12 (a)(c)	16,000	16,000,000
Nebraska Educational Finance Authority, Refunding RB, VRDN, Creighton University Projects (JPMorgan Chase Bank LOC), 0.17%, 7/02/12 (a)	14,030	14,030,000
Public Power Generation Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4131 (JPMorgan Chase Bank SBPA) (BHAC), 0.22%, 7/06/12 (a)(b)	27,070	27,070,000

		57,100,000

Nevada – 1.2%
County of Clark Nevada, RB, VRDN, Subordinate Lien, Series B-2, AMT (Royal Bank of Canada LOC), 0.19%, 7/06/12 (a)	6,800	6,800,000
County of Clark Nevada, RB, Airport System Revenue, Junior Subordinate Lien Series A-1, AMT, 2.00%, 7/01/13 (d)	31,200	31,689,840

		38,489,840

New Hampshire – 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.17%, 7/06/12 (a)(c)	10,265	10,265,000

New Jersey – 1.5%
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/24/12	7,600	7,607,043
Borough of Hopatcong New Jersey, GO, BAN, 1.25%, 8/03/12	9,400	9,405,447
Borough of Kenilworth New Jersey, GO, BAN, 1.00%, 12/14/12	4,400	4,407,210

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
County of Burlington Bridge Commission, Refunding RB, Solid Waste Project, 2.00%, 10/10/12	$6,100	$6,126,130
Township of Clark New Jersey, GO, BAN, 1.25%, 3/22/13	4,915	4,943,878
Township of Livingston New Jersey, GO, BAN, 1.25%, 7/06/12	7,600	7,600,880
Township of Marlboro New Jersey, GO, BAN, 1.25%, 6/13/13	2,900	2,920,686
Township of Wayne New Jersey, GO, BAN, 1.00%, 12/21/12	4,600	4,608,734

		47,620,008

New Mexico – 0.3%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.17%, 7/06/12 (a)(c)	10,000	10,000,000

New York – 7.1%
City of New York New York, GO, Refunding, VRDN, Sub-Series E2 (JPMorgan Chase Bank NA LOC), 0.17%, 7/02/12 (a)	4,000	4,000,000
City of New York New York, GO, VRDN (a):
Series F-4 (Landesbank Hessen-Thuringen LOC), 0.23%, 7/06/12	9,700	9,700,000
Sub-Series F-3 (Sumitomo Mitsui Banking LOC), 0.17%, 7/06/12	7,000	7,000,000
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.50%, 7/31/12	13,000	13,013,064
County of Putnam New York, GO, TAN, 1.50%, 10/29/12	7,845	7,875,256
Honeoye Falls-Lima New York Central School District, GO, BAN, 1.25%, 9/27/12	7,900	7,915,470
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Morgan Stanley Bank LOC), 0.25%, 7/06/12 (a)	4,870	4,870,000
New York City Housing Development Corp., RB, VRDN, M/F, Series J-1, 0.35%, 7/13/12 (a)	25,545	25,545,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.21%, 7/06/12 (a)	4,000	4,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.18%, 7/06/12 (a)(b)(c)	6,900	6,900,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	7

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York (concluded)
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Landsbank Baden-Wurttemburg SBPA), 0.16%, 7/06/12 (a)	$12,610	$12,610,000
New York State Dormitory Authority, RB, VRDN, PUTTERS, Series 1955 (JPMorgan Chase & Co. SBPA), 0.18%, 7/06/12 (a)	5,325	5,325,000
New York State Dormitory Authority, Refunding RB, VRDN, Long Island University, Series A-2 (TD Bank NA LOC), 0.16%, 7/06/12 (a)	5,500	5,500,000
New York State HFA, HRB, VRDN, M/F, 160 West 62nd Street, Series A-2 (Wells Fargo Bank NA LOC), 0.18%, 7/06/12 (a)	18,400	18,400,000
New York State HFA, RB, VRDN, Gotham West Housing, Series A-2 (Wells Fargo Bank NA LOC), 0.14%, 7/06/12 (a)	3,500	3,500,000
New York State Housing Finance Agency, RB, VRDN (a):
388 Bridge Street Housing, Series A (Manufacturers & Traders LOC), 0.18%, 7/06/12	10,000	10,000,000
West 30th Street Housing, Series A-1 (Wells Fargo Bank NA LOC), 0.19%, 7/06/12	8,000	8,000,000
New York State Thruway Authority, BAN, 2.00%, 7/12/12	31,900	31,918,622
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 3192, AMT (JPMorgan Chase Bank NA SBPA), 0.24%, 7/06/12 (a)(b)	25,325	25,325,000
Town of Webster New York, GO, BAN, 1.25%, 10/04/12	2,210	2,214,076
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.20%, 7/06/12 (a)	12,900	12,900,000

		226,511,488

North Carolina – 2.9%
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC) (a):
Oak Park Project, 0.18%, 7/06/12	5,000	5,000,000
Stonehaven East Project, 0.18%, 7/06/12	8,850	8,850,000

	Par (000)	Value
Municipal Bonds

North Carolina (concluded)
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.17%, 7/06/12 (a)	$33,500	$33,500,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Windows, 0.28%, 7/06/12 (a)	2,985	2,985,000
County of Mecklenburg, COP, VRDN (Branch Banking & Trust SBPA), 0.19%, 7/06/12 (a)	270	270,000
County of Mecklenburg, GO, Refunding, VRDN, 7-Month Windows, Series D, 0.28%, 7/06/12 (a)	5,700	5,700,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.31%, 7/06/12 (a)	15,800	15,800,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/06/12 (a)(b)(c)	5,710	5,710,000
South Central Water & Sewer District, GO, BAN, 1.00%, 10/24/12	11,211	11,230,675
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries, Inc. Project, AMT (Branch Banking & Trust LOC), 0.26%, 7/06/12 (a)	1,700	1,700,000

		90,745,675

North Dakota – 0.3%
North Dakota Housing Finance Agency, RB, VRDN, Home Mortgage Finance Program, Series A, AMT, 0.21%, 7/06/12 (a)	10,000	10,000,000

Ohio – 2.0%
City of Avon Ohio, GO, BAN, Series A, 1.00%, 7/03/12	4,300	4,300,271
City of Sharonville Ohio, GO, BANS, Various Purpose, 1.00%, 7/11/13 (d)	5,835	5,863,942
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank NA LOC), 0.18%, 7/06/12 (a)	21,330	21,330,000
County of Trumbull Ohio, Refunding RB, VRDN (Manufacturers & Traders LOC, Manufacturers & Traders SBPA), 0.20%, 7/06/12 (a)	5,200	5,200,000
Franklin County Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Ohio Health, Series 78C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	3,405	3,405,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	8

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) 0.19%, 7/02/12 (a)	$17,050	$17,050,000
State of Ohio, GO, VRDN, Common Schools, Series A, 0.15%, 7/06/12 (a)	6,700	6,700,000

		63,849,213

Oregon – 0.4%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.20%, 7/06/12 (a)	7,275	7,275,000
State of Oregon, GO, VRDN, Veterans Welfare, Series 84 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.17%, 7/06/12 (a)	5,350	5,350,000

		12,625,000

Pennsylvania – 3.6%
Allegheny County Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)(c)	14,815	14,815,000
Blair County IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders LOC), 0.25%, 7/06/12 (a)	2,200	2,200,000
Central Bradford Progress Authority, RBC Municipal Products Inc. Trust, RB, VRDN, Floater Certificates, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.18%, 7/06/12 (a)(b)(c)	4,100	4,100,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Royal Bank of Canada LOC), 0.16%, 7/06/12 (a)	4,000	4,000,000
City of Philadelphia Pennsylvania, RB, VRDN, Series A-2 (JPMorgan Chase Bank LOC), 0.17%, 7/06/12 (a)	8,500	8,500,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.21%, 7/06/12 (a)(b)(c)	12,500	12,500,000
Emmaus General Authority, RB, VRDN (a):
(Wells Fargo Bank NA SBPA) (AGM), 0.23%, 7/06/12	49,000	49,000,000

	Par (000)		Value
Municipal Bonds

Pennsylvania (concluded)
Emmaus General Authority, RB, VRDN (a) (concluded):	$		$
Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.17%, 7/06/12		2,395		2,395,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders LOC), 0.23%, 7/06/12 (a)		2,595		2,595,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc. West Point Project, AMT, 0.23%, 7/06/12 (a)		3,700		3,700,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders LOC), 0.25%, 7/06/12 (a)		11,610		11,610,000

				115,415,000

South Carolina – 0.4%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.19%, 7/06/12 (a)		11,500		11,500,000

Tennessee – 5.9%
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.19%, 7/06/12 (a)		27,990		27,990,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank SBPA), 0.27%, 7/06/12 (a)(b)(c)		10,000		10,000,000
Metropolitan Government of Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project (Bank of America NA LOC), 0.29%, 7/06/12 (a)		11,868		11,868,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.55%, 7/06/12 (a)		1,010		1,010,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur (US Bank NA SBPA) (AGC) (a):
Series A, 0.35%, 7/06/12		105,000		105,000,000
Series B, 0.40%, 7/06/12		25,000		25,000,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	9

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Tennessee (concluded)
Tennessee Housing Development Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4191, AMT (JPMorgan Chase Bank NA SBPA), 0.24%, 7/06/12 (a)(b)	$6,620	$6,620,000

		187,488,000

Texas – 14.4%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project (a):
0.33%, 7/06/12	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN, Port Freeport, BASF Corp. Project, AMT (a):
0.33%, 7/06/12	34,200	34,200,000
City of Austin Texas, Refunding RB, VRDN, AMT (a):
Sub-Series 1 (JPMorgan Chase Bank NA SBPA) (AGM), 0.22%, 7/06/12	12,800	12,800,000
Sub-Series 2 (JPMorgan Chase Bank NA SBPA) (AGM), 0.22%, 7/06/12	15,435	15,435,000
Sub-Series 4 (Royal Bank of Canada LOC) (AGM), 0.20%, 7/06/12	13,300	13,300,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-533 (Deutsche Bank AG Guaranty Agreement, Deutsche Bank AG SBPA), 0.25%, 7/06/12 (a)(b)(c)	1,695	1,695,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.21%, 7/06/12 (a)(c)	10,000	10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.22%, 7/06/12 (a)	2,500	2,500,000
Dickinson Texas Independent School District, GO, VRDN, Schoolhouse, Series A, Mandatory Put Bonds (JPMorgan Chase Bank SBPA) (PSF-GTD), 0.50%, 8/01/12 (a)	2,100	2,100,000
Fort Bend County Industrial Development Corp., RB, VRDN, NRG Energy Inc., Project (Bank of America NA LOC), 0.30%, 7/06/12 (a)	20,500	20,500,000
Gulf Coast Waste Disposal Authority, RB, VRDN, Air Products Project, 0.14%, 7/06/12 (a)	17,200	17,200,000

	Par (000)	Value
Municipal Bonds

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN (a):
Methodist Hospital, Sub-Series C-1, 0.16%, 7/02/12	$30,375	$30,375,000
Methodist Hospital, Sub-Series C-2, 0.16%, 7/02/12	17,000	17,000,000
Special Facilities, Texas Medical Center, Series A (JPMorgan Chase Bank NA LOC), 0.17%, 7/02/12	12,135	12,135,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.16%, 7/02/12 (a)	32,210	32,210,000
Lovejoy ISD, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 19C (Wells Fargo Bank NA SBPA) (PSF-GTD), 0.19%, 7/06/12 (a)(b)(c)	14,835	14,835,000
North Texas Tollway Authority, Refunding RB, VRDN, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-626 (Deutsche Bank AG SBPA) (AGC), 0.23%, 7/06/12 (a)(b)(c)	11,487	11,487,000
Port Arthur Navigation District Texas, RB, VRDN, Air Products & Chemicals Project, AMT, 0.18%, 7/06/12 (a)	10,000	10,000,000
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.28%, 7/06/12 (a)	9,600	9,600,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.23%, 7/06/12 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, Motiva Enterprises Project, AMT, 0.24%, 7/06/12 (a)	17,335	17,335,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (Deutsche Bank AG SBPA) (PSF-GTD), 0.22%, 7/06/12 (a)	5,150	5,150,000
State of Texas, GO, VRDN, AMT, Veterans Housing Assistance Program Fund II, Series A (Landesbank Hessen-Thuringen SBPA), 0.22%, 7/06/12 (a)	3,410	3,410,000
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN (Morgan Stanley Bank Liquidity Facility) (a)(b)(c):
FLOATS, Series 2973, 0.27%, 7/06/12	36,000	36,000,000
FLOATS, Series 2974, 0.27%, 7/06/12	12,000	12,000,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	10

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Baylor Healthcare System (Northern Trust Co. LOC), 0.16%, 7/06/12 (a)	$1,600	$1,600,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.19%, 7/06/12 (a)(b)(c)	3,380	3,380,000
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wells Fargo Bank NA Liquidity Facility), 0.19%, 7/06/12 (a)(b)(c)	4,700	4,700,000
Texas State, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 15C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	9,915	9,915,000

		458,512,000

Utah – 1.1%
City of Murray Utah, RB, IHC Health Services, Inc., VRDN (a):
Series C, 0.16%, 7/02/12	9,520	9,520,000
Series D (Wells Fargo Bank NA SBPA), 0.16%, 7/02/12	10,000	10,000,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank Liquidity Facility), 0.27%, 7/06/12 (a)(b)(c)	6,000	6,000,000
Utah Transit Authority, RB, VRDN (Deutsche Bank AG SBPA) (AGM), 0.25%, 7/06/12 (a)(b)	8,345	8,345,000

		33,865,000

Virginia – 1.4%
Alexandria Virginia IDA, RB, VRDN: American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.38%, 7/06/12 (a)	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders LOC), 0.25%, 7/06/12 (a)	1,200	1,200,000
Arlington County IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac), 0.18%, 7/06/12 (a)	4,200	4,200,000
Fairfax County IDA, RB, VRDN, HealthCare, Inova Health, 0.30%, 7/06/12 (a)	3,000	3,000,000
Virginia College Building Authority, RB, VRDN (Wells Fargo Bank NA SBPA) (a):
Series B, 21st Century College, 0.19%, 7/02/12	565	565,000

	Par (000)	Value
Municipal Bonds

Virginia (concluded)
Virginia College Building Authority, RB, VRDN (Wells Fargo Bank NA SBPA) (a) (concluded):
Series C, 21st Century College, 0.19%, 7/02/12	$1,605	$1,605,000
Virginia College Building Authority, Refunding RB, VRDN, University of Richmond Project (Wells Fargo Bank NA SBPA), 0.19%, 7/02/12 (a)	655	655,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Facility), 0.24%, 7/06/12 (a)(b)(c)	1,335	1,335,000
Virginia Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-38 (State Street Bank & Trust Co. SBPA), 0.18%, 7/06/12 (a)(b)(c)	12,160	12,160,000
Virginia Commonwealth Transportation Board, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 44C (Wells Fargo Bank NA SBPA), 0.19%, 7/06/12 (a)(b)(c)	2,035	2,035,000
Virginia HDA, RB, MERLOTS, VRDN, Series B-19, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/06/12 (a)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C-42, AMT (Wells Fargo Bank NA SBPA), 0.24%, 7/06/12 (a)	2,880	2,880,000
Virginia Resources Authority, Refunding RB, FLOATS, VRDN, Series 1860 (Wells Fargo Bank NA SBPA), 0.17%, 7/06/12 (a)(c)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Canterbury, Series B (Branch Banking & Trust LOC), 0.19%, 7/06/12 (a)	940	940,000

		44,600,000

Washington – 3.2%
Austin Trust, Refunding RB, VRDN, Bank of America Series 2008-1180 (Bank of America NA SBPA), 0.26%, 7/06/12 (a)	10,000	10,000,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2-C (Wells Fargo Bank NA Liquidity Facility), 0.19%, 7/06/12 (a)(b)(c)	15,980	15,980,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Facility), 0.19%, 7/06/12 (a)(b)(c)	20,000	20,000,000

MASTER TAX EXEMPT LLC	JUNE 30, 2012	11

Schedule of Investments (continued)	Master Tax Exempt LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB,VRDN, Fred Hutchinson Cancer Center (JPMorgan Chase Bank LOC), 0.18%, 7/06/12 (a)	$5,475	$5,475,000
Washington Higher Education Facilities Authority, Refunding RB, VRDN, University Puget Sound Project, Series B (Wells Fargo Bank NA LOC), 0.19%, 7/06/12 (a)	9,900	9,900,000
Washington State Housing Finance Commission, RB, VRDN, Series A, AMT (Freddie Mac Liquidity Facility) (Freddie Mac) (a):
Heatherwood, 0.21%, 7/06/12	10,625	10,625,000
Mill Pointe, 0.21%, 7/06/12	9,325	9,325,000
Springfield, 0.21%, 7/06/12	11,050	11,050,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, PUTTERS, Series 4241 (Deutsche Bank AG SBPA) (AMBAC), 0.26%, 7/06/12 (a)(b)	7,690	7,690,000

		100,045,000

West Virginia – 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Banking LOC), 0.18%, 7/06/12 (a)	5,800	5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.20%, 7/06/12 (a)	4,500	4,500,000

		10,300,000

Wisconsin – 6.7%
Oconomowoc Area School District, RB, TRAN, 1.50%, 8/27/12	4,475	4,482,550
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.29%, 7/09/12	10,000	10,000,000
0.25%, 9/17/12	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.26%, 7/06/12	15,146	15,146,000
0.27%, 7/09/12	26,000	26,000,000
0.31%, 9/06/12	60,000	60,000,000
0.25%, 9/17/12	26,200	26,200,000
0.26%, 9/18/12	8,320	8,320,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wachovia Bank NA LOC), 0.28%, 7/06/12 (a)	4,000	4,000,000

	Par (000)	Value
Municipal Bonds

Wisconsin (concluded)
West Bend Housing Authority, RB, VRDN, Housing River Shores Regency, AMT (US Bank LOC), 0.25%, 7/06/12 (a)	$5,270	$5,270,000
Wisconsin Health & Educational Facilities Authority, RB, FLOAT, VRDN, Sisters of the Sorrowful Mother Ministry Corp. (Bank of America NA LOC), 0.46%, 7/06/12 (a)(c)	10,000	10,000,000
Wisconsin Health & Educational Facilities Authority, TECP (JPMorgan Chase Bank NA LOC):
0.20%, 7/05/12	10,000	10,000,000
0.20%, 7/05/12	20,000	20,000,000

		214,418,550

Wyoming – 0.4%
County of Lincoln Wyoming, Refunding RB, VRDN, PacifiCorp Project (Wells Fargo Bank NA LOC), 0.19%, 7/06/12 (a)	11,250	11,250,000

Total Investments (Cost - $3,197,921,395*) – 100.6%		3,197,921,395
Liabilities in Excess of Other Assets – (0.6)%		(20,645,687)

Net Assets – 100.0%		$3,177,275,708

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

National Financial Services, LLC	$5,863,942	$–
RBC Capital Markets	$31,689,840	$–

MASTER TAX EXEMPT LLC	JUNE 30, 2012	12

Schedule of Investments (concluded)	Master Tax Exempt LLC

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
ECN	Extendible Commercial Note
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance Inc.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
PSF-GTD	Public School Fund Guaranteed
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	–	$ 3,197,921,395	–	$ 3,197,921,395

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $2,430,539 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

MASTER TAX EXEMPT LLC	JUNE 30, 2012	13

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 24, 2012